Fair value and fair value hierarchy of financial instruments - Schedule of detailed information about in fair value measurement Level 3 (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
Balance	$ 2,256,340,115
Net fair value changes recognized in profit or loss	597,551,244	$ (31,054,945)	$ (641,603,993)
Balance	2,786,027,085	2,256,340,115
Derivative financial asset (Note 14):
Balance	1,023,902,566
Balance	969,894,519	1,023,902,566
Derivative financial liability (Note 23):
Net fair value changes recognized in profit or loss		(7,765,148)
Financial liabilities at fair value through profit or loss—Held for trading [Member]
Derivative financial liability (Note 23):
Beginning balance	12,954,313	20,813,810
Net fair value changes recognized in profit or loss	798,360	(7,765,148)
Exchange alignment	0	(94,349)
Ending balance	13,752,673	12,954,313	20,813,810
Level 3 [member]
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
Balance	299,855,685	322,697,916	281,241,909
Addition	163,180,000	0	0
Transfer	1,120,244,487	0	0
Disposal	(196,036,584)	0	0
Net fair value changes recognized in profit or loss	321,851,173	(22,842,231)	41,456,007
Balance	1,709,094,761	299,855,685	322,697,916
Warrants at fair value through profit or loss:
Balance		0	0
Issued			15,699,600
Exercised			(15,699,600)
Balance			0
Derivative financial asset (Note 14):
Balance	1,023,902,566	1,165,220,000
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	14,591,113	(41,782,951)
Net fair value gains recognized in profit or loss	(68,599,160)	413,088,277
Gain related to disposed investment	0	106,059,881
Partial settlement	0	(618,682,641)
Balance	$ 969,894,519	$ 1,023,902,566	$ 1,165,220,000